Other (Losses)/Gains - Summary of Other (Losses)/Gains (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure Of Other Losses Gains [Abstract]
Net foreign exchange (losses)/gains	£ (4,864)	£ 6
Net fair value gain on derivative	1,492
Total Other (losses)/gains	£ (3,372)	£ 6